                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital, LLC
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020
         Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 218-8270

Signature, Place, and Date of Signing:

    /s/ Bernard Selz            New York, NY             July 17, 2007
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-______________________ None

      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  335,144(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number           Name

___      28- _____________________      NONE

[Repeat as necessary.]

SELZ CAPITAL, LLC

File Number: 028-10873

          Column 1                Column 2    Column 3  Column 4        Column 5   Column 6          Column 8
          --------             -------------- --------- -------- ---------------  ---------- ------------------------
                                                                                                 Voting Authority
                                                         Value   Shares/Prn       Investment ------------------------
Name of Issuer                 Title of Class Cusip     (x$1000) Amount/Put-Call  Discretion Sole    Shared   None
--------------                 -------------- --------- -------- ---------------  ---------- ------- ------ ---------
CDC CORP                       SHS A          G2022L106   5,046    600,000   SH      SOLE    125,000   --     475,000
EVEREST RE GROUP LTD           COM            G3223R108  12,624    116,200   SH      SOLE     22,000   --      94,200
TRANSOCEAN INC                 ORD            G90078109   6,359     60,000   SH      SOLE     11,000   --      49,000
AMERICAN INTL GROUP INC        COM            026874107  11,905    170,000   SH      SOLE     35,000   --     135,000
AMERICAN ORIENTAL BIOENGR IN   COM            028731107     445     50,000   SH      SOLE     12,000   --      38,000
AVOCENT CORP                   COM            053893103   1,741     60,000   SH      SOLE     12,000   --      48,000
CVS CAREMARK CORPORATION       COM            126650100  10,935    300,000   SH      SOLE     50,000   --     250,000
CARMAX INC                     COM            143130102   1,530     60,000   SH      SOLE     14,000   --      46,000
CERIDIAN CORP NEW              COM            156779100   2,800     80,000   SH      SOLE     17,000   --      63,000
CHORDIANT SOFTWARE INC         COM NEW        170404305   6,264    400,000   SH      SOLE     80,000   --     320,000
COMPTON PETE CORP              COM            204940100   9,012    905,000   SH      SOLE    155,000   --     750,000
CORNING INC                    COM            219350105  22,995    900,000   SH      SOLE    165,000   --     735,000
ENDO PHARMACEUTICALS HLDGS I   COM            29264F205   4,108    120,000   SH      SOLE     25,000   --      95,000
FARO TECHNOLOGIES INC          COM            311642102  13,381    420,000   SH      SOLE     84,000   --     336,000
FLAMEL TECHNOLOGIES SA         SPONSORED ADR  338488109  22,555  1,075,600   SH      SOLE    209,500   --     866,100
GOLDCORP INC NEW               COM            380956409   4,835    203,125   SH      SOLE     20,000   --     183,125
GRACE W R & CO DEL NEW         COM            38388F108   3,429    140,000   SH      SOLE     30,000   --     110,000
ISHARES SILVER TRUST           ISHARES        46428Q109   3,705     30,000   SH      SOLE      6,000   --      24,000
KLA-TENCOR CORP                COM            482480100   8,243    150,000   SH      SOLE     21,000   --     129,000
LEVEL 3 COMMUNICATIONS INC     COM            52729N100   1,170    200,000   SH      SOLE     42,000   --     158,000
MDC PARTNERS INC               CL A SUB VTG   552697104   2,646    300,000   SH      SOLE     63,000   --     237,000
MEMC ELECTR MATLS INC          COM            552715104   1,314     21,500   SH      SOLE         --   --      21,500
MELLON FINL CORP               COM            58551A108   6,600    150,000   SH      SOLE     31,000   --     119,000
MESA AIR GROUP INC             COM            590479101   1,553    235,000   SH      SOLE     28,000   --     207,000
PAETEC HOLDING CORP            COM            695459107   3,387    300,000   SH      SOLE     60,000   --     240,000
PETSMART INC                   COM            716768106   5,640    173,800   SH      SOLE     27,000   --     146,800
PRECISION DRILLING TR          TR UNIT        740215108   1,346     55,000   SH      SOLE     10,000   --      45,000
PROGRESSIVE GAMING INTL CORP   COM            74332S102   7,197  1,226,000   SH      SOLE    184,000   --   1,042,000
QUALCOMM INC                   COM            747525103   4,339    100,000   SH      SOLE     18,000   --      82,000
RANDGOLD RES LTD               ADR            752344309   4,105    185,000   SH      SOLE     30,000   --     155,000
RIMAGE CORP                    COM            766721104   5,370    170,000   SH      SOLE     29,000   --     141,000
SPIRIT FIN CORP                COM            848568309     582     40,000   SH      SOLE         --   --      40,000
SWITCH & DATA FACILITIES COM   COM            871043105   4,222    220,000   SH      SOLE     46,000   --     174,000
TALISMAN ENERGY INC            COM            87425E103   1,939    100,000   SH      SOLE     21,000   --      79,000
TESCO CORP                     COM            88157K101  55,291  1,735,500   SH      SOLE    307,500   --   1,428,000
3-D SYS CORP DEL               COM NEW        88554D205  16,484    662,802   SH      SOLE    107,902   --     554,900
TIME WARNER TELECOM INC        CL A           887319101   7,035    350,000   SH      SOLE     74,000   --     276,000
TRIAD HOSPITALS INC            COM            89579K109   5,376    100,000   SH      SOLE     21,000   --      79,000
VELOCITY EXPRESS CORP          COM PAR $0.004 92257T608      39     45,000   SH      SOLE         --   --      45,000
VENTAS INC                     COM            92276F100   4,459    123,000   SH      SOLE         --   --     123,000
VICOR CORP                     COM            925815102     425     32,100   SH      SOLE     17,100   --      15,000
VISUAL SCIENCES INC            COM            92845H108     928     60,000   SH      SOLE     20,000   --      40,000
WALGREEN CO                    COM            931422109   9,579    220,000   SH      SOLE     48,000   --     172,000
WESCO INTL INC                 COM            95082P105  15,113    250,000   SH      SOLE     41,000   --     209,000
WRIGHT EXPRESS CORP            COM            98233Q105   9,424    275,000   SH      SOLE     61,000   --     214,000
XEROX CORP                     COM            984121103   7,392    400,000   SH      SOLE     84,000   --     316,000
ZI CORP                        COM            988918108     277    243,000   SH      SOLE     19,000   --     224,000
                                                        335,144